Leases - Capital Lease Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital Leased Assets [Line Items]
Total obligations related to capital leases	$ 375,289	$ 148,908
Less: current portion	(20,896)	(7,227)
Long-term obligations related to capital leases	$ 354,393	$ 141,681